Equity Accounted Investees and Related Party Transactions	12 Months Ended
Apr. 30, 2012
Equity Accounted Investees And Related Party Transactions
Equity Accounted Investees and Related Party Transactions

8.	Equity Accounted Investees and Related Party Transactions

REGI

The Company’s investment in REGI has been reduced to $nil as the Company’s share of past losses exceeded the carrying value of the investment in REGI.

At April 30, 2012, the Company is owed an aggregate of $1,025,086 (2011 - $865,607) by REGI. The amounts owed are unsecured, non-interest bearing and due on demand.

During the year ended April 30, 2012, the Company recognized a gain of $nil (2011 – $102,966) relating to the sale of nil (2011 – 458,300) of shares of REGI by the Company and Rand.

Minewest

On July 20, 2010 the Company signed an asset transfer agreement with its newly incorporated wholly owned subsidiary Minewest for the purpose of acquiring and exploring mineral properties. In accordance with the agreement the Company transfers its 100% ownership in its undivided 45% interest subject to a 5% net smelter return in 33 mining claims situated in the Tootsee River area in the Province of British Columbia for following consideration:

-	Cash payment of $25,000 on or before August 15, 2010 (paid);

-	Issuance of 8,000,000 shares of Minewest voting common shares (issued).

Effective December 15, 2010 Minewest signed a purchase agreement with Rapitan Resources Inc. (“Rapitan”), wherein Minewest purchased 100% of Rapitan’s 25% interest in the Silverknife property for the following consideration:

-	Cash payment of $10,000 (paid);

-	Issuance of 2,000,000 shares of common stocks of Minewest (issued).

Effective November 18, 2011 Reg Tech obtained court approval for the Plan of Arrangement. On December 14, 2011, Reg Tech declared approximately 4,712,263 Minewest shares to be distributed to as dividend to Reg Tech shareholders on the record date of December 21, 2011, whereby one Minewest share is distributed for seven Reg Tech shares. As at April 30, 2012 and the date of this report, these shares have not been distributed and are recorded as assets held for distribution to shareholders, $471,200. The distribution is subject to Minewest being listed on the CNSX.

As a result of the dividend declaration, Reg Tech retains approximately 3,287,737 shares of Minewest, representing approximately 26.10% of the issued and outstanding common shares of Minewest at April 30, 2012, and has its controlling interest reduced to significant influence effective November 18, 2011.

As at April 30, 2012 the Company’s investment in Minewest is recorded at $320,082 under equity method (investment of $328,800 less equity loss of $8,718) and held 26.10% ownership in Minewest.

At April 30, 2012, the Company owed an aggregate of $179,414 (2011 - $nil) to Minewest. The amounts owed are unsecured, non-interest bearing and due on demand.

At April 30, 2012, the Company is owed an aggregate of $1,317 (2011 - $8,490) by related parties and owed an aggregate of $137,135 (2010 - $218,878) to related parties. The amounts owed are unsecured, non-interest bearing and due on demand. These parties are companies that the President of the Company controls or significantly influences.

During the year ended April 30, 2012, rent of $6,871 (2011 - $15,680) incurred with a company having common officers and directors.

During the year ended April 30, 2012, management fees of $30,000 (2011 - $30,000) were incurred to a company having common officers and directors.

During the year ended April 30, 2012, management and directors’ fees of $26,972 (2011 - $31,200) were paid to officers, directors and companies controlled by officers and directors for services rendered.

During the year ended April 30, 2012, research and development costs of $56,250 (2011 - $75,000) were paid to a company having common officers and directors.

All related party transactions are in the normal course of operations and have been measured at the agreed to amounts, which is the amount of consideration established and agreed to by the related parties.